Cover	12 Months Ended
May 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	May 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--05-31
Entity File Number	333-297561
Entity Registrant Name	Advance JV Group Limited
Entity Central Index Key	0002089447
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1105, 11/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza
Entity Address, Address Line Three	No.14 Science Museum Road
Entity Address, City or Town	Tsim Sha Tsui East
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	13,500,000
Contact Personnel Email Address	admin@advancejv.com
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Advance JV Group Limited and its subsidiaries (the “Company”) as of May 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended May 31, 2026, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of May 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1105, 11/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza
Entity Address, Address Line Three	No.14 Science Museum Road
Entity Address, City or Town	Tsim Sha Tsui East
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	3611 9382
Contact Personnel Name	Chung Yan Ngan